Share-based Compensation	12 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
15 - Share-based Compensation
The Company had the following share-based payment arrangements during the periods presented:
Restricted Share Units—2019 AEP
In December 2019, an RSU plan was established for all employees of the Company. Vesting of these RSUs under the 2019 AEP requires the continuous service of the employees through the vesting date, is subject to the achievement of a market condition target, and vesting occurs on the earliest of the following: (1) the occurrence of one of various events comprising a change in control of the Company, (2) an initial public offering, or (3) the passage of time with the date being March 9, 2026. The Company also maintains a subplan for employees of its subsidiary, Arm Israel, in which RSUs will be settled in cash at the vesting. Employees may elect not to participate in the 2019 AEP. For all periods presented prior to the IPO, a change in control or an initial public offering is generally not considered probable until it has occurred. These awards were expected to be cash settled and therefore were liability-classified. Post-IPO, the 2019 AEP vested on the occurrence of an “exit event” to the extent that the relevant vesting hurdle was met or exceeded. As of October 25, 2023, the Company had determined that the market condition for the 2019 AEP had been met and, therefore, all awards under the 2019 AEP vested at 100% in March 2024. The equity-classified awards were settled in ordinary shares of the Company at the vesting date and neither carry rights to dividends nor voting rights. The liability-classified awards for Arm Israel were settled in cash. The awards were forfeited if an employee left the Company before the RSUs vested. For all periods presented prior to IPO, the aggregate nominal amount of shares over which the Remuneration Committee of the Company’s Board of Directors (the “Remuneration Committee”) was able to grant awards under the 2019 AEP was limited so that awards did not exceed, at any time, an amount equal to 2.2 percent of the aggregate nominal amount of the Company’s fully diluted equity share capital. The Company did not grant further awards under the 2019 AEP after the IPO. As of March 31, 2026 and 2025, all RSUs under the 2019 AEP were vested and settled.
For the fiscal year ended March 31, 2024, the Company had $18.2 million payments arising from normal course vesting events for liability-classified share-based awards, representing the fair value of the vested RSUs.
In connection with the IPO, all RSUs previously issued under the 2019 AEP were modified to be settled in ordinary shares of the Company except for those awards granted to employees of Arm Israel. For those RSUs to be settled in ordinary shares, the Company accounted for this change as a modification in accordance with ASC 718, Compensation—Stock Compensation (“ASC 718”) and changed the classification of the awards from liability-classified to equity-classified. During the fiscal year ended March 31, 2024, as a result of the modification, the Company reclassified $306.6 million from the non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Consolidated Balance Sheets. The modification resulted in the incremental and accelerated share-based compensation cost of $217.2 million at the modification date which affected 5,251 employees. For the remaining RSUs granted to employees of Arm Israel, these awards remain liability-classified and the Company remeasured the RSUs at fair value at each reporting period through the date of settlement.
For the periods prior to the IPO, the weighted average fair value of the RSUs was measured using the Monte Carlo simulation model. The Monte Carlo methodology incorporates into the valuation all possible outcomes that could result in the vesting of the awards. Where relevant, the expected term used in the model has been adjusted based on the Company’s best estimate for the effects of non-transferability and exercise restrictions (including the probability of meeting market conditions attached to the RSUs).
The following table presents the assumptions used for the RSUs under the 2019 AEP in the periods prior to IPO in the fiscal year ended March 31, 2024:

Fiscal Year Ended
March 31, 2024
Weighted average share price	$56.10
Expected volatility until liquidity event	40%
Time to liquidity event	0.5
Dividend yield	0.00%
Risk free interest rate	5.52%
Restricted Share Units—2019 EIP
In April 2020, a RSU plan was put in place for certain of our executive officers. The vesting of these RSUs under the 2019 EIP requires the continuous service of the employees through the vesting date, was originally subjected to the achievement of a market-condition target, and vesting occurs on the earliest of the following: (1) the occurrence of one of various events comprising a change in control of the Company, (2) an initial public offering, or (3) the passage of time with the date being March 9, 2026. At inception of the plan, the market condition target was tied to the valuation of the Company upon vesting. In September 2022, the Company modified the 2019 EIP to remove the market conditions. Employees may elect not to participate in the 2019 EIP. For all periods presented prior to the IPO, a change in control or an initial public offering is generally not considered probable until it has occurred. These awards were expected to be cash settled and therefore were liability-classified. In connection with the IPO, the 2019 EIP awards vested and were settled in ordinary shares of the Company and neither carry rights to dividends nor voting rights. The awards were forfeited if an employee left the Company before the RSUs vested. For all periods presented prior to the IPO, the aggregate nominal amount of shares over which the Remuneration Committee was able to grant awards under the 2019 EIP was limited so that awards did not exceed, at any time, an amount equal to 0.3 percent of the aggregate nominal amount of the Company’s fully diluted equity share capital. The Company did not grant further awards under the 2019 EIP after the IPO. As of March 31, 2026 and 2025, all RSUs under the 2019 EIP were vested and settled.
The Company did not have any payments for liability-classified share-based awards under the 2019 EIP Plan for the fiscal years ended March 31, 2026, 2025 and 2024.
In connection with the IPO, all RSUs previously issued under the 2019 EIP were modified to be settled in ordinary shares of the Company. The Company accounted for this change as a modification in accordance with ASC 718 and changed the classification of the awards from liability-classified to equity-classified. During the fiscal year ended March 31, 2024, as a result of the modification, the Company reclassified $5.7 million from non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Consolidated Balance Sheets. Upon the IPO, the awards under the 2019 EIP vested and the Company recognized accelerated share-based compensation cost of $4.1 million for awards outstanding prior to the IPO.
Prior to the IPO in the fiscal year ended March 31, 2024, the Company used the income approach and market-calibration approach based on comparable publicly traded companies in similar lines of businesses. Cash flow assumptions used in income approach considers historical and forecasted revenue, earnings before interest, taxes, depreciation and amortization (EBITDA) and other relevant factors.
Restricted Share Units—2022 RSU Plan
In June 2022, the 2022 RSU Plan was established to grant RSUs to all employees of the Company (“All Employee Awards”) and to grant two types of executive awards to certain of the Company’s executive officers (such awards, the “Annual Awards” and “Launch Awards” and collectively, the “Executive Awards”). The All Employee Awards and Executive Awards were historically disclosed separately due to pre-IPO presentation differences related to classification, but are now disclosed together as post-IPO all are equity-classified, as discussed in more detail below. The All Employee Awards vest in tranches, require continuous service through the vesting date, and are subject to graded vesting over time. At the time of issuance, the Company intended to settle the All Employee Awards in ordinary shares at the vesting date, and such RSU awards were accounted for as equity-classified awards. Launch Awards vest in tranches and require continuous service through the vesting dates and are subject to graded vesting over a period of three years. Annual Awards include a portion that vests over a three-year continuous service period and another portion that is subject to continuous service and satisfaction of certain Company performance conditions. The time-based portion of the Annual Awards vest over a three-year period. The Annual Awards that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original fixed monetary amount of the award depending on the achievement of annual performance metrics. The 2022 RSU Plan allows for either cash or share settlement of the RSU awards by tranche at the discretion of the Remuneration Committee. For all periods presented prior to IPO, the aggregate nominal amount of shares over which the Remuneration Committee was able to grant awards under the 2022 RSU Plan was limited so that awards did not exceed, at any time, an amount equal to 4.0 percent of the aggregate nominal amount of the Company’s fully diluted equity share capital. The Company did not grant further awards under the 2022 RSU Plan after the IPO.
The 2022 RSU Plan provides vesting schedules applicable prior to and after an initial public offering. Upon the IPO, the All Employee Awards under the 2022 RSU Plan were accounted for using the vesting schedules applicable after an initial public offering which resulted in an acceleration of compensation cost. The Company accounted for the changes as a modification in accordance with ASC 718 and recorded $17.7 million of accelerated share-based compensation cost at the modification date which affected 5,041 employees.
In connection with the IPO, all Executive Awards previously issued under the 2022 RSU Plan were modified to be settled in ordinary shares of the Company. Given the awards were no longer expected to be settled in cash but rather expected to be settled in ordinary shares based on the IPO price of $51.00 per ADS, the modification resulted in a change to the classification of the Executive Awards from liability-classified to equity-classified. The Company accounted for this change as a modification in accordance with ASC 718. As a result of the modification, the Company reclassified $9.1 million and $20.2 million in current portion of accrued compensation and benefits and share-based compensation and non-current portion of accrued compensation and share-based compensation, respectively, to additional paid-in capital on the Consolidated Balance Sheets. The modification resulted in an issuance of 1,875,202 RSUs equal to the fixed monetary amount of all Executive Awards outstanding under the 2022 RSU Plan. Upon the occurrence of the IPO, the Company recognized accelerated share-based compensation cost of $9.8 million, for which the service-based vesting condition was satisfied or partially satisfied, at the modification date which affected 14 employees. As of March 31, 2026 and 2025, all the 2022 RSU Plan awards were expected to be settled in ordinary shares at the vesting date.
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per award amount)	Awards	Weighted Average Grant Date Fair Value Per Award
Outstanding as of March 31, 2025 (1)	7	$47.34
Vested	(6)	$49.55
Outstanding and expected to vest as of March 31, 2026	1	$59.59
(1)    Awards and weighted average grant date per share exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
As of March 31, 2026, there was $31.1 million of total unrecognized compensation cost related to awards issued under the 2022 RSU Plan, which are expected to be recognized over a weighted-average period of 0.1 years and there were no liability-classified RSUs under the 2022 RSU Plan.
Prior to the IPO in the fiscal year ended March 31, 2024, the Company used the income approach and market-calibration approach based on comparable publicly traded companies in similar lines of businesses. Cash flow assumptions used in the income approach considers historical and forecasted revenue, earnings before interest, taxes, depreciation and amortization (EBITDA) and other relevant factors.
The following table presents the assumptions used for the RSUs under the 2022 RSU Plan in the periods prior to IPO in the fiscal year ended March 31, 2024:

Fiscal Year Ended
March 31, 2024
Average share price	$44.52 - $48.18
Transaction costs	2.50%
Present value per RSU	$43.40 - $46.98
Time to liquidity event (in years)	0.5 - 1.0
Discount for lack of marketability	0.00% - 7.50%
The Arm Non-Executive Directors RSU Award Plan (“NED Plan”)
In September 2022, the Company established the NED Plan for non-executive directors. The RSU awards issued under the NED Plan (the “NED Awards”) are subject to time-based vesting and continued service of the non-executive directors. The NED Plan allows for either cash or share settlement of the awards at the discretion of the Remuneration Committee. As of March 31, 2026 and 2025, all RSUs under the NED Plan were vested and settled.
The number of RSUs granted and outstanding for the fiscal year ended March 31, 2024 was 31,806.
Omnibus Incentive Plan
In August 2023, the Company’s Board of Directors adopted the Arm Holdings plc 2023 Omnibus Incentive Plan (the “Omnibus Incentive Plan”), which became effective in September 2023. The Omnibus Incentive Plan allows for the grant of incentive awards to employees, executive directors, and non-employees, including non-employee directors and consultants of the Company and its subsidiaries. Participants may elect not to participate in the plan. The types of incentive awards granted under the Omnibus Incentive Plan is determined by the Company’s Board of Directors and the Remuneration Committee, and the Omnibus Incentive Plan allows for the grant of stock options, share appreciation rights (“SARs”), restricted shares, RSUs, performance stock units (“PSUs”), other awards of cash, shares or other property (which may include a specified cash amount that is payable in cash or shares, or awards tied to the appreciation in the value of shares), dividends and dividend equivalents. Vesting conditions applicable to awards may be based on continued service, achievement of company, business unit or other performance objectives, or such other criteria as the Remuneration Committee may establish. The maximum number of ordinary shares that may be issued under the Omnibus Incentive Plan as approved at the time of adoption of the Omnibus Incentive Plan was equal to the sum of (i) 20,500,000 ordinary shares and (ii) an annual increase on April 1 of each year beginning on April 1, 2024 and ending on April 1, 2028, equal to the lesser of (A) 2% of the aggregate number of ordinary shares outstanding on March 31 of the immediately preceding fiscal year and (B) such smaller number of ordinary shares as determined by our Board of Directors or our Remuneration Committee. No more than 20,500,000 ordinary shares may be issued under the Omnibus Incentive Plan upon the exercise of incentive stock options.
In October 2023, the Company started to grant RSUs and PSUs under the Omnibus Incentive Plan to employees, including executives of the Company. The RSUs and PSUs granted neither carry rights to dividends nor voting rights until the shares are issued or transferred to the recipient. The Omnibus Incentive Plan allows for either cash or share settlement of the awards by tranche, if applicable, at the discretion of the Remuneration Committee. At the time of issuance, the Company intended to settle the RSUs and PSUs in shares at the vesting date and such awards are accounted for as equity-classified awards. The RSUs were granted to existing employees and new hires of the Company and its subsidiaries, Arm Israel and Arm France SAS and vest in tranches, require continuous service through the vesting date and are subject to graded vesting over a period of three to four years. RSUs granted to employees and new hires of subsidiaries in Israel and France substantially share the same terms as the existing RSUs under the 2022 RSU Plan with differences limited to the vesting schedules and, in the case of grants to hires of subsidiaries in France, holding period. PSUs were awarded to executives of the Company and include a portion that vests over a three-year continuous service period and another portion that is subject to continuous service and satisfaction of certain Company performance conditions. The time-based portion of the PSUs vest over a three-year period. The PSUs that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original award amount depending on the achievement of annual performance metrics.
In accordance with the terms of the Omnibus Incentive Plan, on April 1, 2025, the total number of ordinary shares available for issuance under the Omnibus Incentive Plan and the ESPP (as defined below) increased by an aggregate of 8,452,110 ordinary shares, or 0.8% of the aggregate number of ordinary shares outstanding as of March 31, 2025, as determined by the Remuneration Committee.
Except for performance awards with specific performance criteria, the Company recognizes share based compensation cost using the straight-line method over the requisite service period of the award, net of estimated forfeitures. Awards are forfeited if an employee leaves the Company before the awards vest.
During the fiscal year ended March 31, 2026, the Company granted PSUs under the Omnibus Incentive Plan with financial, strategic, and relative total shareholder return (“Relative TSR”) as the performance measures. The portion of PSUs granted with Relative TSR as the performance measures are assessed over a three-year performance period relative to the S&P 500 IT Sector Index and have the potential to vest between 0% and 200% of the original award amount depending on the Relative TSR achievement. To determine the grant date fair value of the market conditions component of the awards with Relative TSR-based performance measures, a Monte Carlo simulation model is used. The Company recognizes compensation cost for the Relative TSR awards over the requisite service period based on the grant date fair value.
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per award amount)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2025	11	$118.24
Granted	14	$121.69
Vested	(5)	$117.34
Cancelled and forfeited	(2)	$124.91
Outstanding and expected to vest as of March 31, 2026	18	$120.64
(1)    Awards and weighted average grant date per award exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
Other than PSUs with Relative TSR-based performance measures, the Company uses the closing ADS price of the Company on the date of grant as the fair value of awards. As of March 31, 2026, there was $1,719.3 million of total unrecognized compensation cost related to awards issued under the Omnibus Incentive Plan, which is expected to be recognized over a weighted-average period of 1.2 years.
Employee Stock Purchase Plan
In August 2024 and September 2024, the Company’s Board of Directors adopted and the Company’s shareholders approved, respectively, the ESPP. The maximum number of shares that may be granted under the ESPP is equal to the number of shares available for issuance under the Omnibus Incentive Plan, and each share granted under the ESPP reduces the number of shares available for issuance under the Omnibus Incentive Plan and its sub-plans by one share. The ESPP provides for one or more offering periods, and each offering will be for any period of between six and 24 calendar months as determined by the Remuneration Committee. Subject to any limitations contained therein, the ESPP allows eligible employees to purchase the Company’s ordinary shares or ADSs through payroll deductions of up to 10% of eligible compensation, subject to a cap of $25,000 per year (as calculated based on applicable tax rules). Eligible employees may be granted ESPP options to acquire ordinary shares or ADSs at a fixed price, which may be set at a discount of up to 15% of the lesser of (1) the fair market value of the ordinary shares or ADSs on the day before the offering period start date or (2) the fair market value of the ordinary shares or ADSs on the day before the purchase date at the end of the offering period. Employees may withdraw from the ESPP during specified periods and receive a full refund of accumulated payroll contributions. Employees who cease working at the Company during an offering period are treated as withdrawing from the ESPP.
The Company used the Black-Scholes valuation model for the fiscal year ended March 31, 2026 to estimate the grant date fair value of shares granted to employees under the ESPP. The following table presents the assumptions used to estimate fair value:

Expected holding period (in years)	0.5
Risk-free interest rate	3.79% - 4.01%
Expected stock price volatility	55.00% - 60.00%
Dividend yield	—%
The first purchase period under the ESPP commenced on March 1, 2025 and ended on August 31, 2025. As of March 31, 2026, there was $13.3 million of total unrecognized compensation cost related to the ESPP expected to be recognized over the remaining term of the offering period ending on August 31, 2026. As of March 31, 2026, 0.7 million ordinary shares or ADSs have been purchased under the ESPP.
Share-based Compensation Cost
A summary of share-based compensation cost recognized in the Consolidated Income Statements is as follows:

	Fiscal Year Ended March 31,
(in millions)	2026	2025	2024
Cost of sales	$29	$26	$41
Research and development	762	576	728
Selling, general and administrative	261	218	301
Pre-tax share-based compensation cost	$1,052	$820	$1,070
Less: income tax effect	168	144	210
Net share-based compensation cost	$884	$676	$860
The income tax benefit recognized related to awards vested during the fiscal years ended March 31, 2026, 2025 and 2024 was $48.2 million, $108.7 million and $206.2 million, respectively.
For the fiscal year ended March 31, 2026, $3.8 million of share‑based compensation cost was capitalized as internal‑use software. No share-based compensation cost was capitalized for the fiscal years ended March 31, 2025 and 2024.